UMB FUND SERVICES, INC.
803 West Michigan Street
Milwaukee, Wisconsin  53233
(414) 299-2000

November 9, 2010

Securities and Exchange Commission
100 F. Street N.E.
Washington, D.C. 20549

Re:	The Aegis Funds
Registration No: 811-021399
Filing Pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company
Act of 1940.  Accession Number: 0001144204-10-056901.

Ladies and Gentlemen:

On November 2, 2010, Form N-CSR (SEC Accession Number 0001144204-10-056901) pursuant to Rule 30b2-1(a) of the Investment Company Act of 1940, as amended, was inadvertently transmitted and accepted to the above-referenced Fund.  This filing was submitted in error and should be disregarded.

Sincerely,

 /s/  Constance Dye Shannon
Constance Dye Shannon
Executive Vice President and General
Counsel